Commitment and Contingencies - Additional Information (Detail) - Dec. 31, 2023 $ in Millions, ¥ in Billions	CNY (¥)	USD ($)
Network Infrastructure and Buildings
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	¥ 5.2	$ 729
Obligations related to the entity's directors and officers
Commitments and Contingencies Disclosure [Line Items]
Investment commitments	¥ 1.4	$ 197